NATIONWIDE

VARIABLE

ACCOUNT-13

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
474 shares (cost $10,734)	$13,246
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
6,246 shares (cost $161,302)	207,173
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
35,696 shares (cost $1,169,367)	1,618,117
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
1,842 shares (cost $18,669)	24,409
Value Series - Service Class (MVFSC)
101,027 shares (cost $1,241,685)	1,179,994
U.S. Real Estate Portfolio - Class I (MSVRE)
45,565 shares (cost $368,717)	462,485
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,144 shares (cost $22,469)	22,817
V.I. Capital Development Fund - Series I (AVCDI)
383 shares (cost $3,508)	4,324
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
59 shares (cost $1,069)	787
VP Inflation Protection Fund - Class II (ACVIP2)
344,267 shares (cost $3,616,504)	3,693,988
VP International Fund - Class III (ACVI3)
37,618 shares (cost $219,958)	290,787
VP Mid Cap Value Fund - Class I (ACVMV1)
60,364 shares (cost $562,260)	731,614
VP Value Fund - Class I (ACVV)
1,538 shares (cost $10,345)	8,118
VP Vista(SM) Fund - Class I (ACVVS1)
297 shares (cost $6,170)	3,922
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
45,204 shares (cost $354,390)	440,735
Stock Index Fund, Inc. - Initial Shares (DSIF)
4,352 shares (cost $155,979)	114,509
Appreciation Portfolio - Initial Shares (DCAP)
21,069 shares (cost $622,289)	661,553

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Contrafund Portfolio - Service Class (FCS)
55,559 shares (cost $883,492)	$1,141,729
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
874 shares (cost $20,352)	14,633
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
18,679 shares (cost $232,456)	231,430
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2,202 shares (cost $37,313)	55,947
VIP Fund - Money Market Portfolio - Service Class 2 (FMMP2)
411,710 shares (cost $411,710)	411,710
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
25,854 shares (cost $501,494)	387,036
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
13,644 shares (cost $148,435)	174,237
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
204,180 shares (cost $1,594,968)	1,986,674
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,739 shares (cost $26,107)	23,390
Templeton Foreign Securities Fund - Class 3 (TIF3)
21,232 shares (cost $307,303)	283,873
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
93,675 shares (cost $1,603,128)	1,623,393
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
3,826 shares (cost $44,789)	47,248
International Portfolio - S Class Shares (AMINS)
45,673 shares (cost $531,753)	434,346
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
10,837 shares (cost $175,629)	230,184
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
8,462 shares (cost $73,257)	86,733
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
1,268 shares (cost $12,968)	18,262
High Yield Portfolio - Administrative Class (PMVHYA)
61,392 shares (cost $467,683)	446,931
Low Duration Portfolio - Administrative Class (PMVLDA)
445,205 shares (cost $4,555,575)	4,501,024
Total Return Portfolio - Administrative Class (PMVTRA)
311,874 shares (cost $3,263,199)	3,374,477

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
285 shares (cost $4,754)	$3,122
Growth and Income Portfolio - Class I (ACGI)
35,866 shares (cost $641,435)	587,127
Blue Chip Growth Portfolio - II (TRBCG2)
83,560 shares (cost $562,233)	793,821
Equity Income Portfolio - II (TREI2)
450 shares (cost $10,841)	7,929
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
178,010 shares (cost $1,472,339)	1,642,194

Total Investments	27,986,028
Total Assets	27,986,028

Accounts Payable	2,546

$27,983,482

Contract Owners’ Equity:
Accumulation units	27,983,482

Total Contract Owners’ Equity (note 5)	$27,983,482

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	JABS	JACAS	JAIGS2	LOVGI	LOVMCV	MVFSC	MSVRE

Reinvested dividends	$637,064	323	26	4,074	-	106	14,533	15,009
Mortality and expense risk charges (note 2)	(87,334)	(63)	(698)	(3,434)	(1)	(73)	(4,480)	(1,864)

Net investment income (loss)	549,730	260	(672)	640	(1)	33	10,053	13,145

Realized gain (loss) on investments	(1,335,325)	7	(8,839)	(661)	(11,488)	750	(219,040)	(348,587)
Change in unrealized gain (loss) on investments	5,094,263	1,945	80,503	455,763	11,356	4,580	432,252	477,141

Net gain (loss) on investments	3,758,938	1,952	71,664	455,102	(132)	5,330	213,212	128,554

Reinvested capital gains	424,765	429	-	23,609	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,733,433	2,641	70,992	479,351	(133)	5,363	223,265	141,699

Investment Activity:	PMVFAD	AVBVI	AVCDI	AVSCE	ALVIVA	ALVSVA	ACVIP2	ACVI3

Reinvested dividends	$131	-	-	-	-	7	38,041	6,453
Mortality and expense risk charges (note 2)	(31)	(42)	(14)	(1,288)	-	(1)	(6,085)	(1,161)

Net investment income (loss)	100	(42)	(14)	(1,288)	-	6	31,956	5,292

Realized gain (loss) on investments	2	(1)	936	70,672	(1)	(2)	8,820	5,454
Change in unrealized gain (loss) on investments	348	-	681	-	1	205	97,535	70,829

Net gain (loss) on investments	350	(1)	1,617	70,672	-	203	106,355	76,283

Reinvested capital gains	359	-	-	-	-	27	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$809	(43)	1,603	69,384	-	236	138,311	81,575

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	ACVMV1	ACVV	ACVVS1	DVSCS	DSIF	DCAP	FCS	FEIS

Reinvested dividends	$27,996	389	-	73	2,035	17,522	12,346	276
Mortality and expense risk charges (note 2)	(3,404)	(24)	(11)	(1,027)	(337)	(2,818)	(2,993)	(42)

Net investment income (loss)	24,592	365	(11)	(954)	1,698	14,704	9,353	234

Realized gain (loss) on investments	83,472	(8,891)	(9)	21,827	(204)	(174,717)	(3,467)	(13,573)
Change in unrealized gain (loss) on investments	171,253	9,848	730	88,342	16,066	257,140	307,860	16,196

Net gain (loss) on investments	254,725	957	721	110,169	15,862	82,423	304,393	2,623

Reinvested capital gains	-	-	-	497	5,992	51,129	275	-

Net increase (decrease) in contract owners’ equity resulting from operations	$279,317	1,322	710	109,712	23,552	148,256	314,021	2,857

Investment Activity:	FGS	FIGBS	FMCS	FMMP2	FOS	FOSR	FTVSV2	FTVDM2

Reinvested dividends	$-	9,341	283	20,121	-	6,983	9,774	-
Mortality and expense risk charges (note 2)	-	(1,411)	(158)	(10,452)	-	(1,545)	(1,551)	-

Net investment income (loss)	-	7,930	125	9,669	-	5,438	8,223	-

Realized gain (loss) on investments	143	56,038	43	-	295	(137,662)	78,621	(4,221)
Change in unrealized gain (loss) on investments	-	2,818	15,051	-	-	213,351	45,408	4,267

Net gain (loss) on investments	143	58,856	15,094	-	295	75,689	124,029	46

Reinvested capital gains	-	573	251	-	-	1,237	26,917	-

Net increase (decrease) in contract owners’ equity resulting from operations	$143	67,359	15,470	9,669	295	82,364	159,169	46

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FTVDM3	TIF2	TIF3	FTVGI3	FTVGS2	SBVSG	SBVSG2	AMINS

Reinvested dividends	$14,430	618	10,337	123,806	-	-	-	13,676
Mortality and expense risk charges (note 2)	(3,773)	(67)	(1,110)	(2,800)	(1)	(265)	-	(1,725)

Net investment income (loss)	10,657	551	9,227	121,006	(1)	(265)	-	11,951

Realized gain (loss) on investments	(149,172)	(1,146)	(77,073)	(22)	(4,228)	(3,835)	(1)	(145,014)
Change in unrealized gain (loss) on investments	620,985	6,266	140,957	19,911	4,431	716	1	259,578

Net gain (loss) on investments	471,813	5,120	63,884	19,889	203	(3,119)	-	114,564

Reinvested capital gains	1,353	763	12,496	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$483,823	6,434	85,607	140,895	202	(3,384)	-	126,515

Investment Activity:	AMCG	AMFAS	OVGR	OVHI	OVSC	PMVHYA	PMVLDA	PMVTRA

Reinvested dividends	$-	-	-	-	6,974	35,675	73,939	151,410
Mortality and expense risk charges (note 2)	(862)	(153)	(11)	-	(1,406)	(1,693)	(8,922)	(11,397)

Net investment income (loss)	(862)	(153)	(11)	-	5,568	33,982	65,017	140,013

Realized gain (loss) on investments	3,868	508	1,566	(21,394)	(308,065)	(58,262)	(5,215)	44,859
Change in unrealized gain (loss) on investments	54,555	13,476	-	21,664	387,596	158,964	(16,157)	79,570

Net gain (loss) on investments	58,423	13,984	1,566	270	79,531	100,702	(21,372)	124,429

Reinvested capital gains	-	-	-	-	-	-	199,116	99,742

Net increase (decrease) in contract owners’ equity resulting from operations	$57,561	13,831	1,555	270	85,099	134,684	242,761	364,184

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	PVTSCB	ACGI	TRBCG2	TREI2	WRASP

Reinvested dividends	$43	20,198	-	116	-
Mortality and expense risk charges (note 2)	(8)	(1,906)	(3,730)	(22)	(2,475)

Net investment income (loss)	35	18,292	(3,730)	94	(2,475)

Realized gain (loss) on investments	(11)	(87,434)	78,775	(18)	272
Change in unrealized gain (loss) on investments	718	170,466	217,741	1,501	169,855

Net gain (loss) on investments	707	83,032	296,516	1,483	170,127

Reinvested capital gains	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$742	101,324	292,786	1,577	167,652

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		JABS		JACAS		JAIGS2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$549,730	450,473	260	1,426	(672)	(4,908)	640	2,435
Realized gain (loss) on investments	(1,335,325)	(3,007,120)	7	(31,875)	(8,839)	(195,473)	(661)	(3,516)
Change in unrealized gain (loss) on investments	5,094,263	(4,876,887)	1,945	59	80,503	(443,348)	455,763	(31,133)
Reinvested capital gains	424,765	1,069,221	429	8,271	-	-	23,609	15,756

Net increase (decrease) in contract owners’ equity resulting from operations	4,733,433	(6,364,313)	2,641	(22,119)	70,992	(643,729)	479,351	(16,458)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,076,135	3,833,167	-	400,000	16,185	72,962	3,095	400,000
Transfers between funds	-	-	-	(379,119)	40,290	(416,225)	620,000	32,606
Redemptions (note 3)	(3,931,092)	(6,940,239)	-	(859)	(43,969)	(385,629)	(923)	(856)
Adjustments to maintain reserves	(3,183)	(1,999)	(1)	(2)	(115)	(1)	(11)	14

Net equity transactions	7,141,860	(3,109,071)	(1)	20,020	12,391	(728,893)	622,161	431,764

Net change in contract owners’ equity	11,875,293	(9,473,384)	2,640	(2,099)	83,383	(1,372,622)	1,101,512	415,306
Contract owners’ equity beginning of period	16,108,189	25,581,573	10,603	12,702	123,792	1,496,414	516,590	101,284

Contract owners’ equity end of period	$27,983,482	16,108,189	13,243	10,603	207,175	123,792	1,618,102	516,590

CHANGES IN UNITS:
Beginning units	1,436,073	1,590,476	813	813	9,948	66,715	42,679	3,985
Units purchased	2,691,897	1,072,568	-	39,904	5,284	22,495	32,292	39,109
Units redeemed	(2,167,653)	(1,226,971)	-	(39,904)	(3,782)	(79,262)	(55)	(415)

Ending units	1,960,317	1,436,073	813	813	11,450	9,948	74,916	42,679

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	LOVGI		LOVMCV		MVFSC		MSVRE

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1)	220	33	3,652	10,053	11,169	13,145	27,019
Realized gain (loss) on investments	(11,488)	(6,209)	750	(328,567)	(219,040)	(65,570)	(348,587)	(333,887)
Change in unrealized gain (loss) on investments	11,356	(8,247)	4,580	79,259	432,252	(604,116)	477,141	(302,099)
Reinvested capital gains	-	77	-	18,400	-	70,796	-	332,310

Net increase (decrease) in contract owners’ equity resulting from operations	(133)	(14,159)	5,363	(227,256)	223,265	(587,721)	141,699	(276,657)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	533	3,060	59,575	67,909	90,966	10,145	49,627
Transfers between funds	-	(79,476)	181	(248,540)	81,414	247,468	(48,475)	(36,398)
Redemptions (note 3)	(16,056)	(412)	(3,539)	(138,274)	(363,460)	(476,377)	(151,118)	(246,322)
Adjustments to maintain reserves	6	9	(14)	20	(370)	7	(795)	(15)

Net equity transactions	(16,050)	(79,346)	(312)	(327,219)	(214,507)	(137,936)	(190,243)	(233,108)

Net change in contract owners’ equity	(16,183)	(93,505)	5,051	(554,475)	8,758	(725,657)	(48,544)	(509,765)
Contract owners’ equity beginning of period	16,183	109,688	19,356	573,831	1,171,208	1,896,865	511,021	1,020,786

Contract owners’ equity end of period	$-	16,183	24,407	19,356	1,179,966	1,171,208	462,477	511,021

CHANGES IN UNITS:
Beginning units	1,383	5,944	1,646	29,559	88,887	96,364	32,422	40,037
Units purchased	-	-	315	6,237	16,308	30,632	10,114	12,808
Units redeemed	(1,383)	(4,561)	(316)	(34,150)	(31,772)	(38,109)	(19,579)	(20,423)

Ending units	-	1,383	1,645	1,646	73,423	88,887	22,957	32,422

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PMVFAD		AVBVI		AVCDI		AVSCE

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$100	-	(42)	-	(14)	(2,124)	(1,288)	-
Realized gain (loss) on investments	2	-	(1)	-	936	(306,489)	70,672	-
Change in unrealized gain (loss) on investments	348	-	-	-	681	(69,262)	-	-
Reinvested capital gains	359	-	-	-	-	62,617	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	809	-	(43)	-	1,603	(315,258)	69,384	-

Equity transactions:
Purchase payments received from contract owners (note 3)	22,009	-	-	-	3,369	34,766	-	-
Transfers between funds	-	-	43	-	(17)	(245,146)	(68,801)	-
Redemptions (note 3)	-	-	-	-	(3,676)	(163,771)	(581)	-
Adjustments to maintain reserves	(7)	-	-	-	(29)	1	(2)	-

Net equity transactions	22,002	-	43	-	(353)	(374,150)	(69,384)	-

Net change in contract owners’ equity	22,811	-	-	-	1,250	(689,408)	-	-
Contract owners’ equity beginning of period	-	-	-	-	3,065	692,473	-	-

Contract owners’ equity end of period	$22,811	-	-	-	4,315	3,065	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	262	31,320	-	-
Units purchased	2,085	-	24,091	-	318	7,022	114,213	-
Units redeemed	-	-	(24,091)	-	(320)	(38,080)	(114,213)	-

Ending units	2,085	-	-	-	260	262	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ALVIVA		ALVSVA		ACVIP2		ACVI3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$-	306	6	6	31,956	85,424	5,292	-
Realized gain (loss) on investments	(1)	(14,488)	(2)	-	8,820	(40,064)	5,454	-
Change in unrealized gain (loss) on investments	1	(15,568)	205	(390)	97,535	(70,585)	70,829	-
Reinvested capital gains	-	2,358	27	79	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(27,392)	236	(305)	138,311	(25,225)	81,575	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	23,439	111,178	2,509	-
Transfers between funds	-	(19,893)	-	-	3,219,798	(1,036,967)	(32,718)	330,791
Redemptions (note 3)	-	(291)	-	-	(229,214)	(635,583)	(91,034)	(25)
Adjustments to maintain reserves	-	(29)	(4)	(1)	(732)	198	(318)	(1)

Net equity transactions	-	(20,213)	(4)	(1)	3,013,291	(1,561,174)	(121,561)	330,765

Net change in contract owners’ equity	-	(47,605)	232	(306)	3,151,602	(1,586,399)	(39,986)	330,765
Contract owners’ equity beginning of period	-	47,605	549	855	541,630	2,128,029	330,765	-

Contract owners’ equity end of period	$-	-	781	549	3,693,232	541,630	290,779	330,765

CHANGES IN UNITS:
Beginning units	-	1,542	39	39	44,701	172,023	58,014	-
Units purchased	-	-	-	-	250,989	12,719	3,440	58,018
Units redeemed	-	(1,542)	-	-	(19,061)	(140,041)	(23,169)	(4)

Ending units	-	-	39	39	276,629	44,701	38,285	58,014

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVMV1		ACVV		ACVVS1		DVSCS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$24,592	(22)	365	714	(11)	(32)	(954)	40
Realized gain (loss) on investments	83,472	(2,396)	(8,891)	(15,240)	(9)	(3,182)	21,827	(2,813)
Change in unrealized gain (loss) on investments	171,253	(765)	9,848	(2,183)	730	(3,685)	88,342	(1,315)
Reinvested capital gains	-	-	-	4,430	-	485	497	1,077

Net increase (decrease) in contract owners’ equity resulting from operations	279,317	(3,183)	1,322	(12,279)	710	(6,414)	109,712	(3,011)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,856	-	-	278	-	-	(669)	-
Transfers between funds	28,060	583,097	-	(65,290)	-	(2,925)	372,248	(2,366)
Redemptions (note 3)	(172,651)	(37)	(11,372)	(255)	-	-	(43,378)	-
Adjustments to maintain reserves	(619)	(17)	-	(3)	8	1	(16)	-

Net equity transactions	(138,354)	583,043	(11,372)	(65,270)	8	(2,924)	328,185	(2,366)

Net change in contract owners’ equity	140,963	579,860	(10,050)	(77,549)	718	(9,338)	437,897	(5,377)
Contract owners’ equity beginning of period	590,643	10,783	18,165	95,714	3,207	12,545	2,833	8,210

Contract owners’ equity end of period	$731,606	590,643	8,115	18,165	3,925	3,207	440,730	2,833

CHANGES IN UNITS:
Beginning units	59,552	818	1,409	5,420	362	725	201	401
Units purchased	67,563	59,147	-	-	1	-	34,187	-
Units redeemed	(70,103)	(413)	(882)	(4,011)	-	(363)	(9,161)	(200)

Ending units	57,012	59,552	527	1,409	363	362	25,227	201

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSIF		DCAP		FQB		FCS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,698	2,163	14,704	14,335	-	3,692	9,353	4,973
Realized gain (loss) on investments	(204)	9,508	(174,717)	(30,849)	-	(15,202)	(3,467)	(5,850)
Change in unrealized gain (loss) on investments	16,066	(67,022)	257,140	(350,905)	-	(870)	307,860	(33,802)
Reinvested capital gains	5,992	-	51,129	66,523	-	-	275	2,771

Net increase (decrease) in contract owners’ equity resulting from operations	23,552	(55,351)	148,256	(300,896)	-	(12,380)	314,021	(31,908)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	57,170	50,129	-	275,000	-	346,551
Transfers between funds	-	(76,228)	(36,037)	203,529	-	(299,123)	400,000	7,606
Redemptions (note 3)	-	-	(235,112)	(282,277)	-	(621)	(961)	(712)
Adjustments to maintain reserves	11	(1)	(316)	36	-	(10)	(11)	(22)

Net equity transactions	11	(76,229)	(214,295)	(28,583)	-	(24,754)	399,028	353,423

Net change in contract owners’ equity	23,563	(131,580)	(66,039)	(329,479)	-	(37,134)	713,049	321,515
Contract owners’ equity beginning of period	90,949	222,529	727,577	1,057,056	-	37,134	428,672	107,157

Contract owners’ equity end of period	$114,512	90,949	661,538	727,577	-	-	1,141,721	428,672

CHANGES IN UNITS:
Beginning units	8,190	12,552	64,436	65,645	-	3,069	33,484	4,789
Units purchased	1	-	16,725	23,993	-	28,807	32,550	29,076
Units redeemed	-	(4,362)	(33,172)	(25,202)	-	(31,876)	(70)	(381)

Ending units	8,191	8,190	47,989	64,436	-	-	65,964	33,484

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FEIS		FGS		FIGBS		FMCS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$234	624	-	-	7,930	2,707	125	(163)
Realized gain (loss) on investments	(13,573)	(7,894)	143	-	56,038	(1,250)	43	(79,609)
Change in unrealized gain (loss) on investments	16,196	(18,364)	-	-	2,818	(4,444)	15,051	71
Reinvested capital gains	-	49	-	-	573	59	251	22,293

Net increase (decrease) in contract owners’ equity resulting from operations	2,857	(25,585)	143	-	67,359	(2,928)	15,470	(57,408)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,095	460	(1,322)	-	148,503	44	1,547	325,000
Transfers between funds	-	(10,231)	352	-	(26,521)	(10,818)	-	(375,336)
Redemptions (note 3)	(13,993)	(382)	-	-	(18,219)	(339)	(24)	(629)
Adjustments to maintain reserves	13	(38)	827	-	(2)	(16)	(16)	17

Net equity transactions	(10,885)	(10,191)	(143)	-	103,761	(11,129)	1,507	(50,948)

Net change in contract owners’ equity	(8,028)	(35,776)	-	-	171,120	(14,057)	16,977	(108,356)
Contract owners’ equity beginning of period	22,660	58,436	-	-	60,310	74,367	38,961	147,317

Contract owners’ equity end of period	$14,632	22,660	-	-	231,430	60,310	55,938	38,961

CHANGES IN UNITS:
Beginning units	2,112	3,112	-	-	5,139	6,108	4,136	9,427
Units purchased	229	-	20	-	82,239	-	123	38,993
Units redeemed	(1,286)	(1,000)	(20)	-	(70,270)	(969)	(2)	(44,284)

Ending units	1,055	2,112	-	-	17,108	5,139	4,257	4,136

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FMMP2		FOS		FOSR		FTVSV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$9,669	10,696	-	-	5,438	13,079	8,223	498
Realized gain (loss) on investments	-	-	295	-	(137,662)	(26,783)	78,621	(1,661)
Change in unrealized gain (loss) on investments	-	-	-	-	213,351	(552,160)	45,408	(26,273)
Reinvested capital gains	-	-	-	-	1,237	114,059	26,917	4,784

Net increase (decrease) in contract owners’ equity resulting from operations	9,669	10,696	295	-	82,364	(451,805)	159,169	(22,652)

Equity transactions:
Purchase payments received from contract owners (note 3)	10,501,704	22,700	(4,078)	-	11,748	70,840	1,547	21,859
Transfers between funds	(11,774,772)	2,063,949	2,841	-	(59,738)	(92,239)	(14,896)	(5,856)
Redemptions (note 3)	(67,811)	(752,805)	-	-	(117,499)	(227,220)	(10,277)	(230)
Adjustments to maintain reserves	15	(14)	942	-	(119)	(21)	(26)	8

Net equity transactions	(1,340,864)	1,333,830	(295)	-	(165,608)	(248,640)	(23,652)	15,781

Net change in contract owners’ equity	(1,331,195)	1,344,526	-	-	(83,244)	(700,445)	135,517	(6,871)
Contract owners’ equity beginning of period	1,742,912	398,386	-	-	470,287	1,170,732	38,705	45,576

Contract owners’ equity end of period	$411,717	1,742,912	-	-	387,043	470,287	174,222	38,705

CHANGES IN UNITS:
Beginning units	150,801	35,370	-	-	49,207	68,460	2,768	2,178
Units purchased	1,193,348	201,118	4	-	5,084	13,091	44,909	1,029
Units redeemed	(1,308,559)	(85,687)	(4)	-	(22,150)	(32,344)	(37,982)	(439)

Ending units	35,590	150,801	-	-	32,141	49,207	9,695	2,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVDM2		FTVDM3		TIF2		TIF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$-	236	10,657	10,754	551	477	9,227	9,734
Realized gain (loss) on investments	(4,221)	(818)	(149,172)	(44,887)	(1,146)	4	(77,073)	(1,447)
Change in unrealized gain (loss) on investments	4,267	(8,403)	620,985	(362,902)	6,266	(14,472)	140,957	(278,596)
Reinvested capital gains	-	2,050	1,353	90,396	763	2,290	12,496	44,349

Net increase (decrease) in contract owners’ equity resulting from operations	46	(6,935)	483,823	(306,639)	6,434	(11,701)	85,607	(225,960)

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,618)	64	8,906	24,604	(3,278)	-	3,839	28,635
Transfers between funds	1,209	(1,838)	1,280,668	149,164	2,111	-	(28,914)	20,999
Redemptions (note 3)	(4,335)	(151)	(83,892)	(131,399)	-	-	(88,931)	(125,627)
Adjustments to maintain reserves	11	(1)	(112)	24	996	(1)	(280)	(5)

Net equity transactions	(4,733)	(1,926)	1,205,570	42,393	(171)	(1)	(114,286)	(75,998)

Net change in contract owners’ equity	(4,687)	(8,861)	1,689,393	(264,246)	6,263	(11,702)	(28,679)	(301,958)
Contract owners’ equity beginning of period	4,687	13,548	297,266	561,512	17,129	28,831	312,548	614,506

Contract owners’ equity end of period	$-	4,687	1,986,659	297,266	23,392	17,129	283,869	312,548

CHANGES IN UNITS:
Beginning units	246	336	30,187	26,870	1,201	1,201	33,624	39,230
Units purchased	1	-	100,466	15,888	4	-	2,660	15,835
Units redeemed	(247)	(90)	(13,577)	(12,571)	(4)	-	(13,931)	(21,441)

Ending units	-	246	117,076	30,187	1,201	1,201	22,353	33,624

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVGI3		FTVGS2		SBVSG		SBVSG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$121,006	686	(1)	263	(265)	(2)	-	(114)
Realized gain (loss) on investments	(22)	1,253	(4,228)	(1,570)	(3,835)	-	(1)	(21,515)
Change in unrealized gain (loss) on investments	19,911	(491)	4,431	(9,851)	716	1,743	1	(1)
Reinvested capital gains	-	-	-	1,313	-	-	-	1,599

Net increase (decrease) in contract owners’ equity resulting from operations	140,895	1,448	202	(9,845)	(3,384)	1,741	-	(20,031)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(26,057)	-	263	1,547	30,331	-	20,032
Transfers between funds	1,470,000	(7,718)	-	(4,420)	17,037	-	-	-
Redemptions (note 3)	(919)	-	(9,464)	(269)	(24)	-	-	-
Adjustments to maintain reserves	(14)	2	2	(27)	(3)	1	-	(1)

Net equity transactions	1,469,067	(33,773)	(9,462)	(4,453)	18,557	30,332	-	20,031

Net change in contract owners’ equity	1,609,962	(32,325)	(9,260)	(14,298)	15,173	32,073	-	-
Contract owners’ equity beginning of period	13,422	45,747	9,260	23,558	32,073	-	-	-

Contract owners’ equity end of period	$1,623,384	13,422	-	9,260	47,246	32,073	-	-

CHANGES IN UNITS:
Beginning units	1,034	3,741	782	1,147	5,315	-	-	-
Units purchased	104,774	-	-	-	37,006	5,315	-	-
Units redeemed	(67)	(2,707)	(782)	(365)	(36,818)	-	-	-

Ending units	105,741	1,034	-	782	5,503	5,315	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMINS		AMCG		AMFAS		OVGR

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$11,951	(3,443)	(862)	-	(153)	(1,658)	(11)	(3,483)
Realized gain (loss) on investments	(145,014)	(214,380)	3,868	-	508	(180,933)	1,566	(433,526)
Change in unrealized gain (loss) on investments	259,578	(313,070)	54,555	-	13,476	(19,337)	-	(308,041)
Reinvested capital gains	-	523	-	-	-	13,589	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	126,515	(530,370)	57,561	-	13,831	(188,339)	1,555	(745,050)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,428	58,638	2,046	-	3,170	21,227	13,015	81,219
Transfers between funds	(25,006)	42,889	(4,294)	231,689	73,799	(235,220)	77	(621,316)
Redemptions (note 3)	(134,461)	(276,769)	(56,594)	-	(4,067)	(128,442)	(14,646)	(417,748)
Adjustments to maintain reserves	(112)	(565)	(217)	5	(2)	(15)	(1)	(25)

Net equity transactions	(147,151)	(175,807)	(59,059)	231,694	72,900	(342,450)	(1,555)	(957,870)

Net change in contract owners’ equity	(20,636)	(706,177)	(1,498)	231,694	86,731	(530,789)	-	(1,702,920)
Contract owners’ equity beginning of period	454,975	1,161,152	231,694	-	-	530,789	-	1,702,920

Contract owners’ equity end of period	$434,339	454,975	230,196	231,694	86,731	-	-	-

CHANGES IN UNITS:
Beginning units	57,596	78,383	17,972	-	-	34,459	-	97,629
Units purchased	5,237	22,132	738	17,972	8,233	3,867	1,411	21,589
Units redeemed	(21,784)	(42,919)	(5,083)	-	(605)	(38,326)	(1,411)	(119,218)

Ending units	41,049	57,596	13,627	17,972	7,628	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGS3		OVHI3		OVHI		OVSC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$-	(1)	-	-	-	2,069	5,568	1,426
Realized gain (loss) on investments	-	1,667	-	(221)	(21,394)	(8,268)	(308,065)	(57,895)
Change in unrealized gain (loss) on investments	-	(2,219)	-	215	21,664	(18,361)	387,596	(464,527)
Reinvested capital gains	-	-	-	-	-	-	-	63,207

Net increase (decrease) in contract owners’ equity resulting from operations	-	(553)	-	(6)	270	(24,560)	85,099	(457,789)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	288	13,483	66,610
Transfers between funds	-	(60,976)	-	(4,751)	-	(38,010)	(708,300)	151,648
Redemptions (note 3)	-	-	-	-	(5,609)	(436)	(166,752)	(318,715)
Adjustments to maintain reserves	-	2	-	5	1	(20)	(405)	(22)

Net equity transactions	-	(60,974)	-	(4,746)	(5,608)	(38,178)	(861,974)	(100,479)

Net change in contract owners’ equity	-	(61,527)	-	(4,752)	(5,338)	(62,738)	(776,875)	(558,268)
Contract owners’ equity beginning of period	-	61,527	-	4,752	5,338	68,076	795,139	1,353,407

Contract owners’ equity end of period	$-	-	-	-	-	5,338	18,264	795,139

CHANGES IN UNITS:
Beginning units	-	4,115	-	493	1,634	4,437	61,042	64,300
Units purchased	-	-	-	-	-	-	3,725	22,674
Units redeemed	-	(4,115)	-	(493)	(1,634)	(2,803)	(63,745)	(25,932)

Ending units	-	-	-	-	-	1,634	1,022	61,042

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PMVHYA		PMVLDA		PMVTRA		PVTSCB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$33,982	53,467	65,017	46,862	140,013	134,014	35	73
Realized gain (loss) on investments	(58,262)	(70,223)	(5,215)	(11,275)	44,859	(18,107)	(11)	(3,878)
Change in unrealized gain (loss) on investments	158,964	(162,353)	(16,157)	(60,857)	79,570	(32,038)	718	(1,346)
Reinvested capital gains	-	1,485	199,116	15,323	99,742	58,337	-	1,654

Net increase (decrease) in contract owners’ equity resulting from operations	134,684	(177,624)	242,761	(9,947)	364,184	142,206	742	(3,497)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,314	36,252	25,676	75,873	84,537	683,710	-	-
Transfers between funds	13,862	(43,513)	3,197,728	517,311	724,169	(503,956)	-	(2,002)
Redemptions (note 3)	(153,110)	(241,579)	(523,106)	(487,229)	(636,389)	(1,007,016)	-	-
Adjustments to maintain reserves	(173)	(29)	(407)	(210)	(397)	(1,235)	(3)	5

Net equity transactions	(128,107)	(248,869)	2,699,891	105,745	171,920	(828,497)	(3)	(1,997)

Net change in contract owners’ equity	6,577	(426,493)	2,942,652	95,798	536,104	(686,291)	739	(5,494)
Contract owners’ equity beginning of period	440,085	866,578	1,557,799	1,462,001	2,837,620	3,523,911	2,379	7,873

Contract owners’ equity end of period	$446,662	440,085	4,500,451	1,557,799	3,373,724	2,837,620	3,118	2,379

CHANGES IN UNITS:
Beginning units	34,600	51,858	135,038	125,556	211,839	274,511	202	404
Units purchased	3,688	5,367	258,112	66,265	78,281	68,477	-	-
Units redeemed	(13,154)	(22,625)	(48,589)	(56,783)	(68,633)	(131,149)	-	(202)

Ending units	25,134	34,600	344,561	135,038	221,487	211,839	202	202

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACGI		TRBCG2		TREI2		WRASP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$18,292	22,024	(3,730)	(1,101)	94	261	(2,475)	-
Realized gain (loss) on investments	(87,434)	(230,636)	78,775	(192,752)	(18)	(8,354)	272	-
Change in unrealized gain (loss) on investments	170,466	(307,960)	217,741	14,551	1,501	(1,424)	169,855	-
Reinvested capital gains	-	45,388	-	-	-	524	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	101,324	(471,184)	292,786	(179,302)	1,577	(8,993)	167,652	-

Equity transactions:
Purchase payments received from contract owners (note 3)	14,122	102,695	9,127	296,315	-	-	-	-
Transfers between funds	140,678	(287,720)	(333,076)	711,503	-	(80,633)	1,475,000	-
Redemptions (note 3)	(149,699)	(400,045)	(303,769)	(90,908)	-	-	(458)	-
Adjustments to maintain reserves	(42)	4	(317)	(12)	(10)	1	3	-

Net equity transactions	5,059	(585,066)	(628,035)	916,898	(10)	(80,632)	1,474,545	-

Net change in contract owners’ equity	106,383	(1,056,250)	(335,249)	737,596	1,567	(89,625)	1,642,197	-
Contract owners’ equity beginning of period	480,728	1,536,978	1,129,047	391,451	6,357	95,982	-	-

Contract owners’ equity end of period	$587,111	480,728	793,798	1,129,047	7,924	6,357	1,642,197	-

CHANGES IN UNITS:
Beginning units	36,764	79,517	143,629	28,423	777	7,451	-	-
Units purchased	11,931	13,836	1,587	169,153	-	-	137,611	-
Units redeemed	(12,443)	(56,589)	(73,697)	(53,947)	(1)	(6,674)	(46)	-

Ending units	36,252	36,764	71,519	143,629	776	777	137,565	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)*

Janus Aspen Series - Research Core Portfolio - Service Shares (JACES)*

LORD ABBETT FUNDS

Series Fund - Growth and Income Portfolio - Class VC (LOVGI)*

Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)*

Value Series - Service Class (MVFSC)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)*

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Value Fund - Series I (AVBVI)*

V.I. Capital Appreciation Fund - Series I (AVCA)*

V.I. Capital Development Fund - Series I (AVCDI)

V.I. Dynamics Fund - Series I (IVD)*

V.I. Small Cap Equity Fund - Series I (AVSCE)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Growth and Income Portfolio - Class A (ALVGIA)*

VPS International Value Portfolio - Class A (ALVIVA)*

VPS Real Estate Investment Portfolio - Class A (ALVREA)*

VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

Portfolios of the American Century Variable Portfolios, Inc.

VP Income & Growth Fund - Class I (ACVIG)*

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)

VP Vista(SM) Fund - Class I (ACVVS1)

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Developing Leaders Portfolio - Initial Shares (DSC)*

Portfolios of the Federated Insurance Series

Quality Bond Fund II - Primary Shares (FQB)*

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Growth Portfolio - Service Class (FGS)*

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Money Market Portfolio - Service Class 2 (FMMP2)

VIP Fund - Overseas Portfolio - Service Class (FOS)*

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Franklin U.S. Government Fund - Class 2 (FTVUG2)*

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)*

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

Templeton Growth Securities Fund - Class 2 (FTVGS2)*

Portfolios of the Legg Mason Partners Variable Equity Trust

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)*

Portfolios of the Neuberger Berman Advisers Management Trust

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Portfolios of the Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Class 3 (OVGS3)*

Global Securities Fund/VA - Non-Service Shares (OVGS)*

High Income Fund/VA - Class 3 (OVHI3)*

High Income Fund/VA - Non-Service Shares (OVHI)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Portfolios of the PIMCO Variable Insurance Trust

High Yield Portfolio - Administrative Class (PMVHYA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)*

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)

Putnam VT Voyager Fund - IB Shares (PVTVB)*

Portfolios of the Van Kampen Life Investment Trust

Comstock Portfolio - Class I (ACC1)*

Growth and Income Portfolio - Class I (ACGI)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)*

*	At December 31, 2009, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represent fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 13 Options	BOA Advisor
Variable Account Charges - Recurring	0.35%
Death Benefit Options:
One-Year Enhanced	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 81th birthday less surrenders.

Maximum Variable Account Charges*	0.55%

*	When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	JABS	JACAS	JAIGS2	LOVGI	LOVMCV	MVFSC	MSVRE

0.35%	$68,587	$-	$439	$3,434	$1	$70	$2,619	$1,089
0.55%	18,747	63	259	-	-	3	1,861	775

Totals	$87,334	$63	$698	$3,434	$1	$73	$4,480	$1,864

	PMVFAD	AVBVI	AVCDI	AVSCE	ALVSVA	ACVIP2	ACVI3	ACVMV1

0.35%	$31	$42	$11	$1,288	$1	$5,077	$687	$2,484
0.55%	-	-	3	-	-	1,008	474	920

	$31	$42	$14	$1,288	$1	$6,085	$1,161	$3,404

	ACVV	ACVVS1	DVSCS	DSIF	DCAP	FCS	FEIS	FGS

0.35%	$24	$11	$547	$337	$1,653	$2,971	$23	$-
0.55%	-	-	480	-	1,165	22	19	-

	$24	$11	$1,027	$337	$2,818	$2,993	$42	$-

	FIGBS	FMCS	FMMP2	FOS	FOSR	FTVSV2	FTVDM2	FTVDM3

0.35%	$1,411	$158	$10,377	$-	$978	$1,520	$-	$3,292
0.55%	-	-	75	-	567	31	-	481

	$1,411	$158	$10,452	$-	$1,545	$1,551	$-	$3,773

	TIF2	TIF3	FTVGI3	FTVGS2	SBVSG	AMINS	AMCG	AMFAS

0.35%	$67	$657	$2,800	$1	$265	$995	$506	$119
0.55%	-	453	-	-	-	730	356	34

	$67	$1,110	$2,800	$1	$265	$1,725	$862	$153

	OVGR	OVHI	OVSC	PMVHYA	PMVLDA	PMVTRA	PVTSCB	ACGI

0.35%	$-	$-	$832	$1,007	$6,656	$8,309	$8	$1,138
0.55%	11	-	574	686	2,266	3,088	-	768

	$11	$-	$1,406	$1,693	$8,922	$11,397	$8	$1,906

	TRBCG2	TREI2	WRASP

0.35%	$2,155	$22	$2,475
0.55%	1,575	-	-

	$3,730	$22	$2,475

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner.

For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $24,060 and $27,308, respectively, and total transfers from the Account to the fixed account were $24,729 and $27,338, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$27,986,028	0	$27,986,028

Accounts Payable of $2,546 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	$752	$59
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	63,783	60,893
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	650,690	4,932
Series Fund - Growth and Income Portfolio - Class VC (LOVGI)	-	27,548
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)	6,100	5,621
Value Series - Service Class (MVFSC)	189,359	612,829
U.S. Real Estate Portfolio - Class I (MSVRE)	118,084	643,769
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	22,499	30
V.I. Basic Value Fund - Series I (AVBVI)	300,000	300,000
V.I. Capital Development Fund - Series I (AVCDI)	5,330	4,738
V.I. Small Cap Equity Fund - Series I (AVSCE)	789,945	789,945
VPS International Value Portfolio - Class A (ALVIVA)	-	3
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	33	5
VP Inflation Protection Fund - Class II (ACVIP2)	3,280,628	225,853
VP International Fund - Class III (ACVI3)	25,725	136,533
VP Mid Cap Value Fund - Class I (ACVMV1)	655,271	685,568
VP Value Fund - Class I (ACVV)	389	20,291
VP Vista(SM) Fund - Class I (ACVVS1)	-	21
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	485,770	136,201
Stock Index Fund, Inc. - Initial Shares (DSIF)	8,027	544
Appreciation Portfolio - Initial Shares (DCAP)	237,045	560,212
VIP Fund - Contrafund Portfolio - Service Class (FCS)	412,617	7,421
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	3,370	27,610
VIP Fund - Growth Portfolio - Service Class (FGS)	6,113	6,113
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	1,059,373	891,073
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	2,080	141
VIP Fund - Money Market Portfolio - Service Class 2 (FMMP2)	13,832,733	15,163,927
VIP Fund - Overseas Portfolio - Service Class (FOS)	9,230	9,230
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	22,639	319,241
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	644,178	554,047
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	-	8,968
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	1,376,768	308,356
Templeton Foreign Securities Fund - Class 2 (TIF2)	10,205	10,210
Templeton Foreign Securities Fund - Class 3 (TIF3)	43,290	212,919

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	1,593,762	3,699
Templeton Growth Securities Fund - Class 2 (FTVGS2)	-	13,695
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	301,537	287,077
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)	-	1
International Portfolio - S Class Shares (AMINS)	45,852	326,070
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	10,128	66,188
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	79,356	6,105
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	21,527	21,532
High Income Fund/VA - Non-Service Shares (OVHI)	-	27,004
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	22,612	1,187,100
High Yield Portfolio - Administrative Class (PMVHYA)	79,164	231,504
Low Duration Portfolio - Administrative Class (PMVLDA)	3,538,158	579,240
Total Return Portfolio - Administrative Class (PMVTRA)	1,334,509	879,053
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)	43	20
Growth and Income Portfolio - Class I (ACGI)	172,778	236,856
Blue Chip Growth Portfolio - II (TRBCG2)	14,432	567,414
Equity Income Portfolio - II (TREI2)	116	42
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	1,474,965	2,626

Total	$32,950,965	$26,170,077

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2009	0.55%			813	$16.29			$13,243	2.77%	24.89%
2008	0.55%			813	13.04			10,603	1.72%	-16.52%
2007	0.55%			813	15.62			12,702	1.97%	9.68%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	0.35%	to	0.55%	11,450	18.16	to	17.9	207,175	0.01%	45.5%	to	45.21%
2008	0.35%	to	0.55%	9,948	12.48	to	12.33	123,792	0.01%	-44.5%	to	-44.62%
2007	0.35%	to	0.55%	66,715	22.49	to	22.26	1,496,414	0.21%	36.15%	to	35.88%
2006	0.35%	to	0.55%	104,890	16.52	to	16.38	1,729,252	0.15%	8.74%	to	8.52%
2005	0.35%	to	0.55%	103,685	15.19	to	15.09	1,572,270	0.00%	12.16%	to	11.94%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.35%			74,916	21.6			1,618,102	0.42%	78.45%
2008	0.35%			42,679	12.1			516,590	0.85%	-52.38%
2007	0.35%			3,985	25.42			101,284	0.46%	27.62%
2006	0.35%			2,733	19.92			54,429	1.41%	46.18%
Series Fund - Growth and Income Portfolio - Class VC (LOVGI)
2008	0.35%			1,383	11.7			16,183	0.98%	-36.64%
2007	0.35%	to	0.55%	5,944	18.47	to	18.28	109,688	1.31%	3.07%	to	2.87%
2006	0.35%	to	0.55%	5,496	17.92	to	17.77	98,406	1.27%	16.86%	to	16.63%
2005	0.35%	to	0.55%	5,598	15.33	to	15.24	85,784	1.00%	2.89%	to	2.68%
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
2009	0.35%			1,645	14.84			24,407	0.51%	26.17%
2008	0.35%	to	0.55%	1,646	11.76	to	11.62	19,356	1.21%	-39.57%	to	-39.69%
2007	0.35%	to	0.55%	29,559	19.46	to	19.26	573,831	0.51%	0.23%	to	0.02%
2006	0.35%	to	0.55%	36,785	19.41	to	19.25	712,925	0.54%	11.84%	to	11.62%
2005	0.35%	to	0.55%	33,604	17.36	to	17.25	582,637	0.58%	7.84%	to	7.63%
Value Series - Service Class (MVFSC)
2009	0.35%	to	0.55%	73,423	16.14	to	15.91	1,179,966	1.33%	22.02%	to	21.78%
2008	0.35%	to	0.55%	88,887	13.23	to	13.06	1,171,208	1.10%	-32.98%	to	-33.11%
2007	0.35%	to	0.55%	96,364	19.73	to	19.53	1,896,865	0.51%	7.21%	to	7%
2006	0.35%	to	0.55%	42,331	18.41	to	18.25	777,745	0.82%	20.08%	to	19.84%
2005	0.35%	to	0.55%	39,338	15.33	to	15.23	601,909	0.63%	6.09%	to	5.88%
U.S. Real Estate Portfolio - Class I (MSVRE)
2009	0.35%	to	0.55%	22,957	20.23	to	19.95	462,477	3.31%	27.91%	to	27.65%
2008	0.35%	to	0.55%	32,422	15.82	to	15.62	511,021	3.64%	-38.11%	to	-38.24%
2007	0.35%	to	0.55%	40,037	25.56	to	25.3	1,020,786	1.14%	-17.36%	to	-17.53%
2006	0.35%	to	0.55%	32,916	30.93	to	30.68	1,016,261	1.11%	37.56%	to	37.29%
2005	0.35%	to	0.55%	41,247	22.48	to	22.34	925,804	1.33%	16.64%	to	16.41%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2009	0.35%			2,085	10.94			22,811	0.56%	9.41%
V.I. Capital Development Fund - Series I (AVCDI)
2009	0.35%			260	16.6			4,315	0.00%	41.87%
2008	0.35%	to	0.55%	262	11.7	to	11.56	3,065	0.00%	-47.21%	to	-47.32%
2007	0.35%	to	0.55%	31,320	22.16	to	21.93	692,473	0.00%	10.45%	to	10.23%
2006	0.35%	to	0.55%	34,382	20.06	to	19.9	688,595	0.00%	16.11%	to	15.88%
2005	0.35%	to	0.55%	32,359	17.28	to	17.17	558,168	0.00%	9.22%	to	9%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VPS International Value Portfolio - Class A (ALVIVA)
2007	0.35%			1,542	$30.87			$47,605	1.19%	5.47%
2006	0.35%			1,552	29.27			45,429	1.40%	34.96%
2005	0.35%			1,672	21.69			36,264	0.80%	16.38%
VPS Real Estate Investment Portfolio - Class A (ALVREA)
2005	0.35%			912	21.68			19,769	2.87%	11.28%
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2009	0.35%			39	20.03			781	1.10%	42.36%
2008	0.35%			39	14.07			549	0.73%	-35.8%
2007	0.35%			39	21.91			855	0.00%	1.35%
2005	0.35%			1,986	18.96			37,662	0.84%	6.54%
VP Inflation Protection Fund - Class II (ACVIP2)
2009	0.35%	to	0.55%	276,629	13.36	to	13.17	3,693,232	2.27%	9.83%	to	9.61%
2008	0.35%	to	0.55%	44,701	12.16	to	12.02	541,630	5.23%	-1.93%	to	-2.13%
2007	0.35%	to	0.55%	172,023	12.4	to	12.28	2,128,029	4.53%	9.11%	to	8.89%
2006	0.35%	to	0.55%	193,573	11.37	to	11.28	2,196,709	3.34%	1.23%	to	1.03%
2005	0.35%	to	0.55%	205,890	11.23	to	11.16	2,307,446	4.54%	1.21%	to	1.01%
VP International Fund - Class III (ACVI3)
2009	0.35%	to	0.55%	38,285	7.6	to	7.58	290,779	2.27%	33.3%	to	33.03%
2008	0.35%	to	0.55%	58,014	5.7	to	5.7	330,765	0.00%	-42.96%	to	-43.04%	*
VP Mid Cap Value Fund - Class I (ACVMV1)
2009	0.35%	to	0.55%	57,012	12.87	to	12.75	731,606	3.13%	29.49%	to	29.23%
2008	0.35%	to	0.55%	59,552	9.94	to	9.87	590,643	0.02%	-24.61%	to	-24.76%
2007	0.35%			818	13.18			10,783	1.30%	-2.65%
VP Ultra(R) Fund - Class I (ACVU1)
2005	0.35%			2,643	13.66			36,101	0.00%	1.81%
VP Value Fund - Class I (ACVV)
2009	0.35%			527	15.4			8,115	4.98%	19.44%
2008	0.35%			1,409	12.89			18,165	2.21%	-27.03%
2007	0.35%	to	0.55%	5,420	17.67	to	17.49	95,714	1.39%	-5.47%	to	-5.66%
2006	0.35%	to	0.55%	4,021	18.69	to	18.54	75,115	1.44%	18.24%	to	18%
2005	0.35%	to	0.55%	2,917	15.81	to	15.71	46,084	1.19%	4.67%	to	4.46%
VP Vista(SM) Fund - Class I (ACVVS1)
2009	0.35%			363	10.81			3,925	0.00%	22.04%
2008	0.35%			362	8.86			3,207	0.00%	-48.8%
2007	0.35%			725	17.3			12,545	0.00%	39.28%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.35%	to	0.55%	25,227	17.56	to	17.31	440,730	0.03%	24.59%	to	24.34%
2008	0.35%			201	14.1			2,833	0.88%	-31.16%
2007	0.35%			401	20.47			8,210	0.00%	-1%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.35%			8,191	13.98			114,512	2.11%	25.89%
2008	0.35%			8,190	11.1			90,949	2.01%	-37.36%
2007	0.35%			12,552	17.73			222,529	1.80%	4.88%
2006	0.35%			5,123	16.9			86,593	2.22%	15.09%
2005	0.35%			1,279	14.69			18,783	1.60%	4.33%
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.35%	to	0.55%	47,989	13.84	to	13.65	661,538	2.58%	22.13%	to	21.88%
2008	0.35%	to	0.55%	64,436	11.33	to	11.2	727,577	1.99%	-29.8%	to	-29.94%
2007	0.35%	to	0.55%	65,645	16.15	to	15.98	1,057,056	1.93%	6.76%	to	6.54%
2006	0.35%	to	0.55%	115,323	15.12	to	15	1,740,931	1.52%	16.07%	to	15.84%
2005	0.35%	to	0.55%	125,771	13.03	to	12.95	1,635,800	0.02%	4.01%	to	3.81%
Quality Bond Fund II - Primary Shares (FQB)
2007	0.35%			3,069	12.1			37,134	4.31%	5.01%
2006	0.35%			2,661	11.52			30,660	0.00%	3.79%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.35%	to	0.55%	65,964	$17.31	to	17.06	$1,141,721	1.45%	35.19%	to	34.92%
2008	0.35%	to	0.55%	33,484	12.8	to	12.65	428,672	4.04%	-42.81%	to	-42.93%
2007	0.35%	to	0.55%	4,789	22.39	to	22.16	107,157	1.00%	17.09%	to	16.86%
2006	0.35%			3,357	19.12			64,190	2.07%	11.2%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2009	0.35%	to	0.55%	1,055	13.93	to	13.73	14,632	2.39%	29.58%	to	29.32%
2008	0.35%	to	0.55%	2,112	10.75	to	10.62	22,660	1.73%	-42.9%	to	-43.02%
2007	0.35%	to	0.55%	3,112	18.83	to	18.63	58,436	2.24%	1.06%	to	0.86%
2006	0.35%	to	0.55%	1,813	18.63	to	18.47	33,701	3.10%	19.66%	to	19.42%
2005	0.35%	to	0.55%	1,877	15.57	to	15.47	29,174	1.55%	5.39%	to	5.18%
VIP Fund - Growth Portfolio - Service Class (FGS)
2006	0.35%			505	14.93			7,539	0.15%	6.36%
2005	0.35%	to	0.55%	1,084	14.04	to	13.95	15,128	0.88%	5.3%	to	5.09%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.35%			17,108	13.53			231,430	2.17%	15.27%
2008	0.35%			5,139	11.74			60,310	4.14%	-3.68%
2007	0.35%	to	0.55%	6,108	12.18	to	12.06	74,367	3.18%	3.84%	to	3.64%
2006	0.35%	to	0.55%	3,954	11.73	to	11.64	46,350	3.83%	3.94%	to	3.73%
2005	0.35%	to	0.55%	4,027	11.29	to	11.22	45,429	3.67%	1.72%	to	1.52%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.35%			4,257	13.14			55,938	0.62%	39.52%
2008	0.35%			4,136	9.42			38,961	0.23%	-39.72%
2007	0.35%			9,427	15.63			147,317	0.71%	15.08%
2006	0.35%			4,658	13.58			63,252	0.39%	12.2%
VIP Fund - Money Market Portfolio - Service Class 2 (FMMP2)
2009	0.35%	to	0.55%	35,590	11.57	to	11.41	411,717	0.73%	0.12%	to	-0.08%
2008	0.35%	to	0.55%	150,801	11.56	to	11.42	1,742,912	2.64%	2.41%	to	2.21%
2007	0.35%	to	0.55%	35,370	11.29	to	11.17	398,386	4.81%	4.55%	to	4.34%
2006	0.35%	to	0.55%	43,162	10.8	to	10.71	465,232	4.51%	4.26%	to	4.06%
2005	0.35%	to	0.55%	93,161	10.35	to	10.29	962,223	2.64%	2.43%	to	2.22%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2006	0.35%			417	22.71			9,468	0.00%	17.54%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2009	0.35%	to	0.55%	32,141	12.07	to	11.96	387,043	1.82%	26.05%	to	25.8%
2008	0.35%	to	0.55%	49,207	9.58	to	9.51	470,287	1.92%	-44.07%	to	-44.19%
2007	0.35%	to	0.55%	68,460	17.12	to	17.03	1,170,732	3.13%	16.81%	to	16.58%
2006	0.35%	to	0.55%	86,943	14.66	to	14.61	1,273,494	0.90%	17.54%	to	17.3%
2005	0.35%	to	0.55%	115,078	12.47	to	12.45	1,434,600	0.00%	24.71%	to	24.54%	*
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2009	0.35%	to	0.55%	9,695	18	to	17.74	174,222	2.20%	28.71%	to	28.45%
2008	0.35%			2,768	13.98			38,705	1.30%	-33.25%
2007	0.35%	to	0.55%	2,178	20.95	to	20.73	45,576	0.61%	-2.72%	to	-2.92%
2006	0.35%	to	0.55%	1,808	21.53	to	21.36	38,894	0.65%	16.57%	to	16.34%
2005	0.35%	to	0.55%	1,841	18.47	to	18.36	33,982	0.76%	8.39%	to	8.17%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2008	0.35%			246	19.05			4,687	2.76%	-52.87%
2007	0.35%	to	0.55%	336	40.43	to	40.01	13,548	1.96%	28.33%	to	28.07%
2006	0.35%	to	0.55%	446	31.5	to	31.24	14,027	0.94%	27.64%	to	27.39%
2005	0.35%	to	0.55%	357	24.68	to	24.52	8,797	3.16%	26.98%	to	26.73%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2009	0.35%	to	0.55%	117,076	$16.98	to	16.82	$1,986,659	1.42%	72.03%	to	71.68%
2008	0.35%	to	0.55%	30,187	9.87	to	9.8	297,266	2.80%	-52.84%	to	-52.93%
2007	0.35%	to	0.55%	26,870	20.92	to	20.81	561,512	2.66%	28.24%	to	27.99%
2006	0.35%	to	0.55%	36,600	16.32	to	16.26	596,719	1.30%	27.72%	to	27.46%
2005	0.35%	to	0.55%	42,499	12.77	to	12.76	542,769	0.23%	27.75%	to	27.58%	*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2009	0.35%			1,201	19.48			23,392	3.20%	36.56%
2008	0.35%			1,201	14.26			17,129	2.36%	-40.59%
2007	0.35%			1,201	24.01			28,831	1.68%	15.05%
2006	0.35%			1,632	20.87			34,052	1.02%	21.02%
2005	0.35%	to	0.55%	1,203	17.24	to	17.13	20,741	2.96%	9.78%	to	9.56%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.35%	to	0.55%	22,353	12.73	to	12.62	283,869	3.80%	36.72%	to	36.44%
2008	0.35%	to	0.55%	33,624	9.31	to	9.25	312,548	2.50%	-40.6%	to	-40.72%
2007	0.35%	to	0.55%	39,230	15.68	to	15.6	614,506	1.93%	15.04%	to	14.81%
2006	0.35%	to	0.55%	51,256	13.63	to	13.59	698,219	1.77%	21.04%	to	20.79%
2005	0.35%	to	0.55%	104,626	11.26	to	11.25	1,177,894	0.32%	12.62%	to	12.47%	*
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2009	0.35%			105,741	15.35			1,623,384	15.58%	18.27%
2008	0.35%			1,034	12.98			13,422	3.42%	5.83%
2007	0.35%	to	0.55%	3,741	12.27	to	12.2	45,747	0.00%	10.64%	to	10.42%
Templeton Growth Securities Fund - Class 2 (FTVGS2)
2008	0.35%			782	11.84			9,260	1.85%	-42.53%
2007	0.35%	to	0.55%	1,147	20.6	to	20.39	23,558	1.33%	1.99%	to	1.78%
2006	0.35%	to	0.55%	1,174	20.2	to	20.04	23,659	1.31%	21.38%	to	21.14%
2005	0.35%	to	0.55%	1,214	16.64	to	16.54	20,168	1.14%	8.48%	to	8.27%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2009	0.35%			5,503	8.59			47,246	0.00%	42.27%
2008	0.35%			5,315	6.03			32,073	0.00%	-40.92%
International Portfolio - S Class Shares (AMINS)
2009	0.35%	to	0.55%	41,049	10.61	to	10.51	434,339	3.27%	34.04%	to	33.77%
2008	0.35%	to	0.55%	57,596	7.92	to	7.86	454,975	0.00%	-46.62%	to	-46.73%
2007	0.35%	to	0.55%	78,383	14.83	to	14.75	1,161,152	1.68%	2.85%	to	2.64%
2006	0.35%	to	0.55%	73,940	14.42	to	14.37	1,065,565	0.11%	23.02%	to	22.78%
2005	0.35%	to	0.55%	27,390	11.72	to	11.71	321,010	0.23%	17.23%	to	17.07%	*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2009	0.35%	to	0.55%	13,627	16.97	to	16.72	230,196	0.00%	31.14%	to	30.87%
2008	0.35%	to	0.55%	17,972	12.94	to	12.78	231,694	0.00%	-43.57%	to	-43.68%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.35%	to	0.55%	7,628	11.39	to	11.23	86,731	0.00%	22.32%	to	22.08%
2007	0.35%	to	0.55%	34,459	15.44	to	15.28	530,789	0.00%	0.16%	to	-0.04%
2006	0.35%	to	0.55%	36,324	15.42	to	15.29	558,975	0.00%	4.88%	to	4.67%
2005	0.35%	to	0.55%	35,403	14.7	to	14.61	519,447	0.00%	2.54%	to	2.33%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2007	0.35%	to	0.55%	97,629	17.49	to	17.31	1,702,920	0.25%	13.75%	to	13.52%
2006	0.35%	to	0.55%	128,591	15.38	to	15.25	1,973,440	0.35%	7.57%	to	7.36%
2005	0.35%	to	0.55%	130,109	14.29	to	14.2	1,856,447	0.84%	4.73%	to	4.52%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Global Securities Fund/VA - Class 3 (OVGS3)
2007	0.35%			4,115	$14.95			$61,527	1.21%	5.96%
2006	0.35%			3,486	14.11			49,189	0.81%	17.28%
2005	0.35%			212	12.03			2,551	0.00%	20.32%			*
Global Securities Fund/VA - Non-Service Shares (OVGS)
2005	0.35%			1,241	19.24			23,872	0.96%	13.91%
High Income Fund/VA - Class 3 (OVHI3)
2007	0.35%			493	9.64			4,752	0.00%	-3.62%			*
High Income Fund/VA - Non-Service Shares (OVHI)
2008	0.35%			1,634	3.27			5,338	7.21%	-78.75%
2007	0.35%	to	0.55%	4,437	15.37	to	15.21	68,076	7.13%	-0.45%	to	-0.65%
2006	0.35%	to	0.55%	4,512	15.44	to	15.31	69,566	10.04%	9.04%	to	8.82%
2005	0.35%	to	0.55%	2,551	14.16	to	14.07	36,053	6.54%	1.96%	to	1.75%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2006	0.35%			275	16.67			4,583	0.12%	14.62%
2005	0.35%	to	0.55%	1,018	14.54	to	14.45	14,714	1.62%	5.61%	to	5.39%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.35%			1,022	17.87			18,264	2.18%	36.72%
2008	0.35%	to	0.55%	61,042	13.07	to	12.91	795,139	0.52%	-38.05%	to	-38.17%
2007	0.35%	to	0.55%	64,300	21.1	to	20.88	1,353,407	0.32%	-1.56%	to	-1.76%
2006	0.35%	to	0.55%	61,432	21.43	to	21.26	1,314,328	0.15%	14.6%	to	14.37%
2005	0.35%	to	0.55%	62,725	18.7	to	18.59	1,171,292	0.00%	9.54%	to	9.32%
High Yield Portfolio - Administrative Class (PMVHYA)
2009	0.35%	to	0.55%	25,134	17.84	to	17.59	446,662	8.70%	39.71%	to	39.43%
2008	0.35%	to	0.55%	34,600	12.77	to	12.61	440,085	7.77%	-23.79%	to	-23.95%
2007	0.35%	to	0.55%	51,858	16.76	to	16.58	866,578	7.31%	3.15%	to	2.95%
2006	0.35%	to	0.55%	62,855	16.24	to	16.11	1,019,006	7.03%	8.69%	to	8.47%
2005	0.35%	to	0.55%	71,777	14.94	to	14.85	1,070,273	6.68%	3.75%	to	3.54%
Low Duration Portfolio - Administrative Class (PMVLDA)
2009	0.35%	to	0.55%	344,561	13.08	to	12.89	4,500,451	3.17%	12.92%	to	12.69%
2008	0.35%	to	0.55%	135,038	11.58	to	11.44	1,557,799	3.93%	-0.8%	to	-1%
2007	0.35%	to	0.55%	125,556	11.67	to	11.55	1,462,001	4.63%	7%	to	6.78%
2006	0.35%	to	0.55%	139,944	10.91	to	10.82	1,524,158	4.28%	3.6%	to	3.39%
2005	0.35%	to	0.55%	153,951	10.53	to	10.47	1,617,887	3.86%	0.65%	to	0.45%
Total Return Portfolio - Administrative Class (PMVTRA)
2009	0.35%	to	0.55%	221,487	15.27	to	15.05	3,373,724	5.14%	13.63%	to	13.4%
2008	0.35%	to	0.55%	211,839	13.44	to	13.27	2,837,620	4.54%	4.38%	to	4.17%
2007	0.35%	to	0.55%	274,511	12.87	to	12.74	3,523,911	4.60%	8.36%	to	8.14%
2006	0.35%	to	0.55%	260,016	11.88	to	11.78	3,082,824	4.41%	3.48%	to	3.28%
2005	0.35%	to	0.55%	252,413	11.48	to	11.41	2,891,052	3.44%	2.07%	to	1.86%
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
2009	0.35%			202	15.44			3,118	1.70%	31.07%
2008	0.35%			202	11.78			2,379	1.46%	-39.57%
2007	0.35%			404	19.49			7,873	0.00%	-13.03%
Growth and Income Portfolio - Class I (ACGI)
2009	0.35%	to	0.55%	36,252	16.26	to	16.03	587,111	4.27%	23.93%	to	23.68%
2008	0.35%	to	0.55%	36,764	13.12	to	12.96	480,728	2.17%	-32.27%	to	-32.41%
2007	0.35%	to	0.55%	79,517	19.38	to	19.18	1,536,978	1.48%	2.44%	to	2.23%
2006	0.35%	to	0.55%	72,151	18.92	to	18.76	1,362,295	1.15%	15.83%	to	15.6%
2005	0.35%	to	0.55%	78,812	16.33	to	16.23	1,284,696	1.00%	9.6%	to	9.38%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.35%	to	0.55%	71,519	11.13	to	11.03	793,798	0.00%	41.3%	to	41.01%
2008	0.35%	to	0.55%	143,629	7.88	to	7.82	1,129,047	0.06%	-42.85%	to	-42.97%
2007	0.35%	to	0.55%	28,423	13.79	to	13.71	391,451	0.00%	12.09%	to	11.87%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Equity Income Portfolio - II (TREI2)
2009	0.35%	776	$10.21	$7,924	1.75%	24.81%
2008	0.35%	777	8.18	6,357	1.41%	-36.49%
2007	0.35%	7,451	12.88	95,982	1.57%	2.67%
2006	0.35%	5,209	12.55	65,358	1.24%	18.23%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.35%	137,565	11.94	1,642,197	0.00%	19.38%

2009	Contract owners equity:				$27,983,482
2008	Contract owners equity:				$16,108,189
2007	Contract owners equity:				$25,581,573
2006	Contract owners equity:				$24,711,133
2005	Contract owners equity:				$23,564,680
*	Denotes the minimum and/or maximum of the total return ranges, for underlying mutual fund options that were added and funded during the reporting period. One or both of the returns presented may not be annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such case, the total return presented is representative of all units issued and outstanding at period end.
**	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-13:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010